Share-based Payment Arrangements - Summary of Outstanding Restricted Shares At Balance Sheet (Detail) - USISH option plans [member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
2019 restricted stocks [Member]
Dislcosure of Range Exercise Prices of Outstanding Restricted Shares [Line Items]
Range of Exercise Price Per Share		12.4
Remaining Contractual Life (Years)		1 year 3 months 18 days
2021 restricted stocks [Member]
Dislcosure of Range Exercise Prices of Outstanding Restricted Shares [Line Items]
Remaining Contractual Life (Years)		8 months 12 days
2023 restricted stocks [Member]
Dislcosure of Range Exercise Prices of Outstanding Restricted Shares [Line Items]
Range of Exercise Price Per Share	14.5
Remaining Contractual Life (Years)	2 years 10 months 24 days